UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

August 31, 2011

1.806764.107

SDI-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.3%
	Principal Amount	Value
Convertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 630,000	$ 1,191,456
Hotels, Restaurants & Leisure - 0.6%
Gaylord Entertainment Co. 3.75% 10/1/14 (g)	1,760,000	1,996,192
MGM Mirage, Inc. 4.25% 4/15/15	5,190,000	5,044,031
		7,040,223
TOTAL CONSUMER DISCRETIONARY		8,231,679
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	940,000	897,136
Oil States International, Inc. 2.375% 7/1/25	110,000	229,488
		1,126,624
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	920,000	977,776
Chesapeake Energy Corp. 2.5% 5/15/37	5,640,000	5,918,616
Peabody Energy Corp. 4.75% 12/15/66	2,610,000	3,056,963
Pioneer Natural Resources Co. 2.875% 1/15/38	760,000	1,025,050
Western Refining, Inc. 5.75% 6/15/14	1,590,000	2,830,836
		13,809,241
TOTAL ENERGY		14,935,865
FINANCIALS - 0.2%
Capital Markets - 0.1%
Jefferies Group, Inc. 3.875% 11/1/29	500,000	475,313
Penson Worldwide, Inc. 8% 6/1/14 (g)	395,000	246,362
		721,675
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (g)	720,000	1,066,824
TOTAL FINANCIALS		1,788,499
HEALTH CARE - 1.5%
Biotechnology - 0.9%
Amgen, Inc. 0.375% 2/1/13	3,030,000	2,976,975
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	220,000	341,594
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. 1.625% 5/1/16	$ 6,330,000	$ 7,267,631
Incyte Corp. 4.75% 10/1/15	170,000	338,895
		10,925,095
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. 3.875% 8/1/17	3,310,000	3,713,489
Health Care Providers & Services - 0.1%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	760,000	797,240
Laboratory Corp. of America Holdings 0% 9/11/21	136,000	152,007
LifePoint Hospitals, Inc. 3.5% 5/15/14	320,000	325,984
		1,275,231
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	1,200,000	2,039,250
TOTAL HEALTH CARE		17,953,065
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Textron, Inc. 4.5% 5/1/13	540,000	767,124
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	4,000,000	4,579,800
Construction & Engineering - 0.6%
MasTec, Inc.:
4% 6/15/14	1,580,000	2,449,000
4.25% 12/15/14	3,060,000	4,853,925
		7,302,925
Electrical Equipment - 0.0%
EnerSys 3.375% 6/1/38 (e)	350,000	338,065
Machinery - 0.0%
Greenbrier Companies, Inc. 3.5% 4/1/18 (g)	280,000	235,200
Navistar International Corp. 3% 10/15/14	390,000	437,362
		672,562
TOTAL INDUSTRIALS		13,660,476
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
InterDigital, Inc. 2.5% 3/15/16 (g)	3,150,000	4,358,970
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.3%
EMC Corp. 1.75% 12/1/13	$ 2,370,000	$ 3,509,081
Internet Software & Services - 0.5%
Equinix, Inc.:
3% 10/15/14	1,350,000	1,452,600
4.75% 6/15/16	2,900,000	3,875,850
VeriSign, Inc. 3.25% 8/15/37	840,000	912,996
		6,241,446
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	2,330,000	2,685,325
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 8/1/31 (g)	1,280,000	1,070,400
Novellus Systems, Inc. 2.625% 5/15/41 (g)	890,000	774,122
		1,844,522
Software - 0.5%
Symantec Corp. 1% 6/15/13	4,870,000	5,618,032
TOTAL INFORMATION TECHNOLOGY		24,257,376
MATERIALS - 1.3%
Metals & Mining - 1.1%
Newmont Mining Corp.:
1.25% 7/15/14	2,690,000	3,885,369
1.625% 7/15/17	5,230,000	7,778,056
United States Steel Corp. 4% 5/15/14	940,000	1,126,825
		12,790,250
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	550,000	656,219
4.5% 8/15/15 (g)	1,130,000	1,533,410
		2,189,629
TOTAL MATERIALS		14,979,879
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	4,810,000	3,382,031
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	$ 1,510,000	$ 2,181,950
TOTAL CONVERTIBLE BONDS		101,370,820
Nonconvertible Bonds - 5.8%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (g)(i)	1,200,000	1,236,000
Hotels, Restaurants & Leisure - 0.9%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)	415,000	389,063
FelCor Lodging LP 10% 10/1/14	2,049,000	2,192,430
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	3,756,775
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	2,928,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)	500,000	505,000
NCL Corp. Ltd. 11.75% 11/15/16	1,005,000	1,120,575
		10,891,843
TOTAL CONSUMER DISCRETIONARY		12,127,843
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Tops Markets LLC 10.125% 10/15/15	5,601,000	5,671,013
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Western Refining, Inc.:
10.75% 6/15/14 (g)(i)	990,000	1,039,500
11.25% 6/15/17 (g)	5,795,000	6,258,600
		7,298,100
FINANCIALS - 1.8%
Capital Markets - 0.3%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,458,875
Lehman Brothers Holdings, Inc. 1.1556% (d)(i)	1,000,000	100
		3,458,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.2%
Capital One Capital IV 6.745% 2/17/37 (i)	$ 2,000,000	$ 1,940,000
PNC Financial Services Group, Inc. 6.75% (h)(i)	1,500,000	1,432,500
Wells Fargo & Co. 7.98% (h)(i)	4,500,000	4,680,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	975,003
Wells Fargo Capital XIII 7.7% (h)(i)	6,000,000	6,120,000
		15,147,503
Diversified Financial Services - 0.3%
Goldman Sachs Capital II 5.793% (h)(i)	2,500,000	1,800,000
PNC Preferred Funding Trust II 6.113% (g)(h)(i)	2,000,000	1,540,000
		3,340,000
TOTAL FINANCIALS		21,946,478
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA, Inc. 6.375% 1/15/15	1,500,000	1,477,500
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	500,000	477,500
		1,955,000
INDUSTRIALS - 0.8%
Commercial Services & Supplies - 0.8%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (g)(i)	5,720,000	5,720,000
International Lease Finance Corp.:
8.25% 12/15/20	705,000	717,338
8.625% 9/15/15	2,750,000	2,818,750
		9,256,088
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (g)	1,419,000	1,489,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	$ 5,550,000	$ 5,244,750
Sprint Capital Corp. 6.875% 11/15/28	2,250,000	2,013,750
		7,258,500
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	2,970,000
TOTAL NONCONVERTIBLE BONDS		69,972,972
TOTAL CORPORATE BONDS (Cost $171,163,475)		171,343,792
Common Stocks - 61.7%
	Shares
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.0%
Honda Motor Co. Ltd. sponsored ADR	12,000	389,640
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	45,400	1,025,132
Darden Restaurants, Inc.	34,100	1,640,210
McDonald's Corp.	173,200	15,667,672
Starbucks Corp.	29,000	1,119,980
		19,452,994
Media - 1.0%
Time Warner Cable, Inc.	86,000	5,633,000
Time Warner, Inc.	204,400	6,471,304
		12,104,304
Specialty Retail - 1.0%
Foot Locker, Inc.	81,300	1,696,731
Home Depot, Inc.	239,500	7,994,510
TJX Companies, Inc.	28,900	1,578,518
		11,269,759
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	27,300	$ 3,195,738
TOTAL CONSUMER DISCRETIONARY		46,412,435
CONSUMER STAPLES - 10.6%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR	21,100	1,165,986
Dr Pepper Snapple Group, Inc.	73,000	2,809,040
PepsiCo, Inc.	235,900	15,199,037
The Coca-Cola Co.	341,300	24,044,585
		43,218,648
Food & Staples Retailing - 0.4%
Sysco Corp.	77,400	2,161,782
Wal-Mart Stores, Inc.	51,900	2,761,599
		4,923,381
Food Products - 1.0%
Kraft Foods, Inc. Class A	341,100	11,945,322
Household Products - 3.3%
Colgate-Palmolive Co.	82,400	7,413,528
Kimberly-Clark Corp.	87,400	6,044,584
Procter & Gamble Co.	399,758	25,456,589
Reckitt Benckiser Group PLC	20,800	1,106,098
		40,020,799
Tobacco - 2.3%
Altria Group, Inc.	60,800	1,653,152
British American Tobacco PLC sponsored ADR	31,000	2,777,910
Imperial Tobacco Group PLC	78,131	2,590,588
Lorillard, Inc.	19,600	2,183,832
Philip Morris International, Inc.	261,018	18,093,768
		27,299,250
TOTAL CONSUMER STAPLES		127,407,400
ENERGY - 8.4%
Energy Equipment & Services - 0.3%
Ensco International Ltd. ADR	44,200	2,133,092
Transocean Ltd. (United States)	18,500	1,036,370
		3,169,462
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.1%
Atlas Pipeline Partners, LP	13,000	$ 395,460
Bonavista Energy Corp.	17,000	449,653
Chevron Corp.	287,400	28,426,734
Exxon Mobil Corp.	642,300	47,555,888
Legacy Reserves LP	15,800	435,448
Marathon Oil Corp.	189,400	5,098,648
Marathon Petroleum Corp.	93,450	3,463,257
Penn West Petroleum Ltd.	22,800	427,034
Royal Dutch Shell PLC Class A sponsored ADR	149,600	10,030,680
Targa Resources Corp.	12,600	375,984
Williams Companies, Inc.	35,900	968,941
		97,627,727
TOTAL ENERGY		100,797,189
FINANCIALS - 14.6%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	57,043	1,237,726
M&T Bank Corp.	23,200	1,764,824
		3,002,550
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	46,400	1,742,784
Insurance - 1.2%
ACE Ltd.	63,500	4,100,830
Axis Capital Holdings Ltd.	63,500	1,819,910
MetLife, Inc. unit (a)	33,300	2,173,491
The Travelers Companies, Inc.	95,900	4,839,114
Willis Group Holdings Pub Ltd. Co.	38,500	1,506,505
		14,439,850
Real Estate Investment Trusts - 12.8%
Acadia Realty Trust (SBI)	161,900	3,412,852
Alexandria Real Estate Equities, Inc.	91,700	6,676,677
AvalonBay Communities, Inc.	11,075	1,510,409
Boston Properties, Inc.	76,415	7,969,320
Brandywine Realty Trust (SBI)	37,152	369,291
Camden Property Trust (SBI)	23,764	1,587,910
CBL & Associates Properties, Inc.	236,069	3,472,575
Chesapeake Lodging Trust	176,163	2,258,410
DCT Industrial Trust, Inc.	264,900	1,194,699
Developers Diversified Realty Corp.	164,900	2,043,111
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DiamondRock Hospitality Co.	240,210	$ 1,859,225
Digital Realty Trust, Inc. (f)	79,684	4,761,119
Douglas Emmett, Inc.	206,886	3,732,223
Education Realty Trust, Inc.	378,700	3,408,300
Equity Residential (SBI)	96,247	5,888,391
Essex Property Trust, Inc.	49,432	7,095,964
Excel Trust, Inc.	82,055	883,732
Glimcher Realty Trust	199,331	1,696,307
HCP, Inc.	89,563	3,338,909
Health Care REIT, Inc.	34,975	1,782,326
Highwoods Properties, Inc. (SBI)	116,448	3,814,836
Host Hotels & Resorts, Inc.	105,373	1,246,563
Kimco Realty Corp.	85,829	1,519,173
Kite Realty Group Trust	145,834	625,628
Lexington Corporate Properties Trust	335,600	2,476,728
LTC Properties, Inc.	39,000	1,052,610
Mid-America Apartment Communities, Inc.	65,000	4,646,200
Omega Healthcare Investors, Inc.	116,263	2,110,173
Post Properties, Inc.	97,388	4,070,818
Prologis, Inc.	264,425	7,200,293
Public Storage	98,220	12,152,761
Sabra Health Care REIT, Inc.	36,600	427,671
Simon Property Group, Inc.	143,781	16,894,268
SL Green Realty Corp.	102,500	7,404,600
Stag Industrial, Inc.	58,500	629,460
Sunstone Hotel Investors, Inc. (a)	257,736	1,556,725
The Macerich Co.	90,377	4,432,088
Ventas, Inc.	229,555	12,276,601
Vornado Realty Trust	37,899	3,255,903
		152,734,849
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	41,100	546,219
The St. Joe Co. (a)	59,592	1,098,876
		1,645,095
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	68,800	808,400
TOTAL FINANCIALS		174,373,528
Common Stocks - continued
	Shares	Value
HEALTH CARE - 7.3%
Biotechnology - 0.3%
Amgen, Inc.	53,900	$ 2,986,330
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	117,300	1,889,703
Emeritus Corp. (a)	126,131	2,206,031
Sunrise Senior Living, Inc. (a)	106,404	789,518
		4,885,252
Pharmaceuticals - 6.6%
Abbott Laboratories	164,900	8,658,899
Bristol-Myers Squibb Co.	82,900	2,466,275
Eli Lilly & Co.	181,800	6,819,318
GlaxoSmithKline PLC sponsored ADR	124,850	5,347,326
Johnson & Johnson	336,644	22,151,175
Merck & Co., Inc.	76,590	2,536,661
Pfizer, Inc.	1,114,500	21,153,210
Roche Holding AG sponsored ADR	116,700	5,105,625
Sanofi-Aventis sponsored ADR	129,300	4,728,501
		78,966,990
TOTAL HEALTH CARE		86,838,572
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	107,400	5,134,794
Raytheon Co.	64,100	2,771,043
The Boeing Co.	120,600	8,063,316
United Technologies Corp.	63,000	4,677,750
		20,646,903
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	63,100	4,252,309
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc.	51,900	1,054,089
Republic Services, Inc.	98,300	2,984,388
The Geo Group, Inc. (a)	101,045	2,169,436
Waste Management, Inc.	56,400	1,863,456
		8,071,369
Electrical Equipment - 0.6%
Alstom SA	32,325	1,501,164
Emerson Electric Co.	123,800	5,762,890
		7,264,054
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.3%
3M Co.	97,900	$ 8,123,742
General Electric Co.	327,553	5,342,389
Siemens AG sponsored ADR	22,800	2,352,960
		15,819,091
Road & Rail - 0.3%
Norfolk Southern Corp.	48,900	3,309,552
TOTAL INDUSTRIALS		59,363,278
INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	15,900	669,231
IT Services - 0.6%
Accenture PLC Class A	34,700	1,859,573
Automatic Data Processing, Inc.	104,100	5,208,123
		7,067,696
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	92,800	3,064,256
Intel Corp.	222,600	4,480,938
Intersil Corp. Class A	466,000	5,233,180
Linear Technology Corp.	66,600	1,906,758
Microchip Technology, Inc. (f)	41,000	1,345,620
		16,030,752
Software - 2.7%
Microsoft Corp.	1,205,600	32,068,960
TOTAL INFORMATION TECHNOLOGY		55,836,639
MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	43,700	3,577,719
BASF AG sponsored ADR	15,800	1,125,118
E.I. du Pont de Nemours & Co.	133,900	6,463,353
		11,166,190
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	847,800	24,145,344
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	1,893,800	$ 4,971,193
TOTAL TELECOMMUNICATION SERVICES		29,116,537
UTILITIES - 3.9%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	180,800	6,984,304
Edison International	147,900	5,500,401
NextEra Energy, Inc.	122,700	6,959,544
Northeast Utilities	140,600	4,878,820
PPL Corp.	258,492	7,465,249
		31,788,318
Gas Utilities - 0.2%
ONEOK, Inc.	31,900	2,261,710
Multi-Utilities - 1.1%
National Grid PLC	265,500	2,675,561
PG&E Corp.	53,900	2,282,665
Public Service Enterprise Group, Inc.	89,600	3,058,048
Sempra Energy	89,200	4,684,784
		12,701,058
TOTAL UTILITIES		46,751,086
TOTAL COMMON STOCKS (Cost $703,152,809)		738,062,854
Preferred Stocks - 16.3%

Convertible Preferred Stocks - 5.2%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.6%
General Motors Co. 4.75%	178,000	7,096,860
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	2,044	1,938,203
TOTAL CONSUMER DISCRETIONARY		9,035,063
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. 6.00%	12,900	749,619
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ATP Oil & Gas Corp.:
8.00% (g)	11,600	$ 923,650
Series B, 8.00%	25,800	2,054,325
		3,727,594
FINANCIALS - 2.1%
Commercial Banks - 0.5%
Wells Fargo & Co. 7.50%	6,290	6,547,701
Diversified Financial Services - 1.0%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (g)	290,400	2,699,268
AMG Capital Trust I 5.10%	23,800	1,036,788
Bank of America Corp. Series L, 7.25%	2,010	1,790,910
Citigroup, Inc. 7.50%	64,600	6,111,806
		11,638,772
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	65,800	1,428,518
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc. Series A, 1.95%	49,500	1,116,225
Health Care REIT, Inc. Series I, 6.50%	91,800	4,503,937
		5,620,162
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	101,520
12.00% (g)	1,000	37,600
		139,120
TOTAL FINANCIALS		25,374,273
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00% (a)	15,612	3,497,088
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	4,708	4,797,122
TOTAL HEALTH CARE		8,294,210
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	49,400	$ 2,880,638
MATERIALS - 0.5%
Metals & Mining - 0.5%
AngloGold Ashanti Holdings Finance PLC 6.00%	115,100	5,731,980
UTILITIES - 0.6%
Electric Utilities - 0.6%
PPL Corp. 8.75%	132,200	7,213,163
TOTAL CONVERTIBLE PREFERRED STOCKS		62,256,921
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
CBS Corp. 6.75%	65,000	1,666,600
Comcast Corp. 6.625%	28,660	741,148
Viacom, Inc. 6.85%	106,000	2,701,940
		5,109,688
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (g)	28	2,947,000
FINANCIALS - 8.2%
Capital Markets - 1.4%
BNY Capital V 5.95%	40,000	1,010,400
Deutsche Bank Contingent Capital Trust II 6.55%	91,000	2,003,820
Goldman Sachs Group, Inc.:
6.125%	120,000	2,952,000
Series C, 4.9931%	40,000	826,000
Series D,	200,000	4,086,000
JPMorgan Chase Capital XXVI 8.00%	77,000	1,995,070
Morgan Stanley Capital I Trust 6.60%	140,000	3,414,600
		16,287,890
Commercial Banks - 1.3%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,038,872
Series 4, 7.75%	91,800	2,227,986
BB&T Capital Trust VI 9.60%	49,000	1,319,570
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
CoBank ACB 7.00% (g)	17,000	$ 714,000
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,232,813
HSBC Holdings PLC Series B, 8.00%	75,400	2,007,902
Keycorp Capital IX 6.75%	6,882	174,528
USB Capital XII 6.30%	88,361	2,240,835
Zions Bancorp. 11.00%	80,000	2,085,600
		15,042,106
Diversified Financial Services - 4.3%
Bank of America Corp.:
Series D, 6.204%	45,000	983,250
Series H, 8.20%	289,015	7,196,474
Citigroup Capital VIII 6.95%	162,008	3,969,196
Citigroup Capital XII 8.50%	451,000	11,550,110
Citigroup Capital XIII 7.875%	189,594	4,937,028
Deutsche Bank Capital Funding Trust VIII 6.375%	55,000	1,235,300
General Electric Capital Corp. 6.05%	40,000	1,011,200
GMAC Capital Trust I Series 2, 8.125%	224,184	4,786,328
GMAC LLC 7.00% (g)	16,540	12,322,300
JPMorgan Chase Capital XXIX 6.70%	155,000	3,960,250
		51,951,436
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	60,000	1,497,600
Real Estate Investment Trusts - 1.1%
CBL & Associates Properties, Inc. 7.375%	49,500	1,163,745
Hersha Hospitality Trust Series B, 8.00%	48,200	1,081,608
Public Storage:
Series M, 6.625%	50,000	1,277,500
Series P, 6.50%	80,000	2,116,000
Series R, 6.35%	31,600	793,160
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,089,905
Vornado Realty Trust Series E, 7.00%	40,000	1,024,000
		12,545,918
Thrifts & Mortgage Finance - 0.0%
Fannie Mae:
Series E, 5.10% (a)	27,562	82,686
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series I, 5.375% (a)	5,000	$ 15,500
Series R, 7.65% (a)	40,000	75,200
		173,386
TOTAL FINANCIALS		97,498,336
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	482,500
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 6.375%	51,800	1,385,132
UTILITIES - 2.1%
Electric Utilities - 2.0%
Alabama Power Co.:
5.625%	67,300	1,779,244
6.45%	40,000	1,110,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,002,000
Duquesne Light Co. 6.50% (a)	66,050	3,170,400
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,583,400
Pacific Gas & Electric Co. Series D 5.00%	69,200	1,637,272
PPL Electric Utilities Corp. 6.25%	212,000	5,346,386
Southern California Edison Co.:
6.125%	35,000	3,526,250
Series C, 6.00%	32,500	3,188,049
Series D, 6.50%	12,500	1,251,500
		23,594,501
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	10,205	1,004,784
TOTAL UTILITIES		24,599,285
TOTAL NONCONVERTIBLE PREFERRED STOCKS		132,021,941
TOTAL PREFERRED STOCKS (Cost $203,089,058)		194,278,862
Floating Rate Loans - 0.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	$ 1,250,000	$ 1,175,000
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Asurion LLC term loan 9% 5/24/19 (i)	6,280,000	6,013,100
TOTAL FLOATING RATE LOANS (Cost $7,449,230)		7,188,100
Preferred Securities - 1.0%

FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% (g)(h)(i)	5,000,000	3,949,235
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	732,024
		4,681,259
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (h)(i)	6,250,000	6,878,180
TOTAL PREFERRED SECURITIES (Cost $11,509,419)		11,559,439
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	77,028,326	77,028,326
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,642,200	4,642,200
TOTAL MONEY MARKET FUNDS (Cost $81,670,526)		81,670,526
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,178,034,517)		1,204,103,573
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,854,098)
NET ASSETS - 100%		$ 1,196,249,475
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,293,500 or 5.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,963
Fidelity Securities Lending Cash Central Fund	33,706
Total	$ 68,669
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 60,557,186	$ 58,618,983	$ 1,938,203	$ -
Consumer Staples	130,354,400	127,407,400	2,947,000	-
Energy	104,524,783	101,546,808	2,977,975	-
Financials	297,246,137	270,341,734	26,904,403	-
Health Care	95,132,782	90,335,660	4,797,122	-
Industrials	62,726,416	59,363,278	3,363,138	-
Information Technology	55,836,639	55,836,639	-	-
Materials	16,898,170	16,898,170	-	-
Telecommunication Services	30,501,669	25,530,476	4,971,193	-
Utilities	78,563,534	48,300,981	30,262,553	-
Corporate Bonds	171,343,792	-	171,343,692	100
Floating Rate Loans	7,188,100	-	7,188,100	-
Preferred Securities	11,559,439	-	11,559,439	-
Money Market Funds	81,670,526	81,670,526	-	-
Total Investments in Securities:	$ 1,204,103,573	$ 935,850,655	$ 268,252,818	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $1,181,687,551. Net unrealized appreciation aggregated $22,416,022, of which $70,577,012 related to appreciated investment securities and $48,160,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.805772.107

ASDI-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.3%
	Principal Amount	Value
Convertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 630,000	$ 1,191,456
Hotels, Restaurants & Leisure - 0.6%
Gaylord Entertainment Co. 3.75% 10/1/14 (g)	1,760,000	1,996,192
MGM Mirage, Inc. 4.25% 4/15/15	5,190,000	5,044,031
		7,040,223
TOTAL CONSUMER DISCRETIONARY		8,231,679
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Exterran Holdings, Inc. 4.25% 6/15/14	940,000	897,136
Oil States International, Inc. 2.375% 7/1/25	110,000	229,488
		1,126,624
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	920,000	977,776
Chesapeake Energy Corp. 2.5% 5/15/37	5,640,000	5,918,616
Peabody Energy Corp. 4.75% 12/15/66	2,610,000	3,056,963
Pioneer Natural Resources Co. 2.875% 1/15/38	760,000	1,025,050
Western Refining, Inc. 5.75% 6/15/14	1,590,000	2,830,836
		13,809,241
TOTAL ENERGY		14,935,865
FINANCIALS - 0.2%
Capital Markets - 0.1%
Jefferies Group, Inc. 3.875% 11/1/29	500,000	475,313
Penson Worldwide, Inc. 8% 6/1/14 (g)	395,000	246,362
		721,675
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (g)	720,000	1,066,824
TOTAL FINANCIALS		1,788,499
HEALTH CARE - 1.5%
Biotechnology - 0.9%
Amgen, Inc. 0.375% 2/1/13	3,030,000	2,976,975
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	220,000	341,594
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. 1.625% 5/1/16	$ 6,330,000	$ 7,267,631
Incyte Corp. 4.75% 10/1/15	170,000	338,895
		10,925,095
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. 3.875% 8/1/17	3,310,000	3,713,489
Health Care Providers & Services - 0.1%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	760,000	797,240
Laboratory Corp. of America Holdings 0% 9/11/21	136,000	152,007
LifePoint Hospitals, Inc. 3.5% 5/15/14	320,000	325,984
		1,275,231
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	1,200,000	2,039,250
TOTAL HEALTH CARE		17,953,065
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Textron, Inc. 4.5% 5/1/13	540,000	767,124
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	4,000,000	4,579,800
Construction & Engineering - 0.6%
MasTec, Inc.:
4% 6/15/14	1,580,000	2,449,000
4.25% 12/15/14	3,060,000	4,853,925
		7,302,925
Electrical Equipment - 0.0%
EnerSys 3.375% 6/1/38 (e)	350,000	338,065
Machinery - 0.0%
Greenbrier Companies, Inc. 3.5% 4/1/18 (g)	280,000	235,200
Navistar International Corp. 3% 10/15/14	390,000	437,362
		672,562
TOTAL INDUSTRIALS		13,660,476
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.4%
InterDigital, Inc. 2.5% 3/15/16 (g)	3,150,000	4,358,970
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.3%
EMC Corp. 1.75% 12/1/13	$ 2,370,000	$ 3,509,081
Internet Software & Services - 0.5%
Equinix, Inc.:
3% 10/15/14	1,350,000	1,452,600
4.75% 6/15/16	2,900,000	3,875,850
VeriSign, Inc. 3.25% 8/15/37	840,000	912,996
		6,241,446
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	2,330,000	2,685,325
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 8/1/31 (g)	1,280,000	1,070,400
Novellus Systems, Inc. 2.625% 5/15/41 (g)	890,000	774,122
		1,844,522
Software - 0.5%
Symantec Corp. 1% 6/15/13	4,870,000	5,618,032
TOTAL INFORMATION TECHNOLOGY		24,257,376
MATERIALS - 1.3%
Metals & Mining - 1.1%
Newmont Mining Corp.:
1.25% 7/15/14	2,690,000	3,885,369
1.625% 7/15/17	5,230,000	7,778,056
United States Steel Corp. 4% 5/15/14	940,000	1,126,825
		12,790,250
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	550,000	656,219
4.5% 8/15/15 (g)	1,130,000	1,533,410
		2,189,629
TOTAL MATERIALS		14,979,879
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	4,810,000	3,382,031
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	$ 1,510,000	$ 2,181,950
TOTAL CONVERTIBLE BONDS		101,370,820
Nonconvertible Bonds - 5.8%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.1%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (g)(i)	1,200,000	1,236,000
Hotels, Restaurants & Leisure - 0.9%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)	415,000	389,063
FelCor Lodging LP 10% 10/1/14	2,049,000	2,192,430
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	3,756,775
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	2,928,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)	500,000	505,000
NCL Corp. Ltd. 11.75% 11/15/16	1,005,000	1,120,575
		10,891,843
TOTAL CONSUMER DISCRETIONARY		12,127,843
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Tops Markets LLC 10.125% 10/15/15	5,601,000	5,671,013
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Western Refining, Inc.:
10.75% 6/15/14 (g)(i)	990,000	1,039,500
11.25% 6/15/17 (g)	5,795,000	6,258,600
		7,298,100
FINANCIALS - 1.8%
Capital Markets - 0.3%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,458,875
Lehman Brothers Holdings, Inc. 1.1556% (d)(i)	1,000,000	100
		3,458,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.2%
Capital One Capital IV 6.745% 2/17/37 (i)	$ 2,000,000	$ 1,940,000
PNC Financial Services Group, Inc. 6.75% (h)(i)	1,500,000	1,432,500
Wells Fargo & Co. 7.98% (h)(i)	4,500,000	4,680,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	975,003
Wells Fargo Capital XIII 7.7% (h)(i)	6,000,000	6,120,000
		15,147,503
Diversified Financial Services - 0.3%
Goldman Sachs Capital II 5.793% (h)(i)	2,500,000	1,800,000
PNC Preferred Funding Trust II 6.113% (g)(h)(i)	2,000,000	1,540,000
		3,340,000
TOTAL FINANCIALS		21,946,478
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HCA, Inc. 6.375% 1/15/15	1,500,000	1,477,500
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	500,000	477,500
		1,955,000
INDUSTRIALS - 0.8%
Commercial Services & Supplies - 0.8%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (g)(i)	5,720,000	5,720,000
International Lease Finance Corp.:
8.25% 12/15/20	705,000	717,338
8.625% 9/15/15	2,750,000	2,818,750
		9,256,088
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
ABI Escrow Corp. 10.25% 10/15/18 (g)	1,419,000	1,489,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	$ 5,550,000	$ 5,244,750
Sprint Capital Corp. 6.875% 11/15/28	2,250,000	2,013,750
		7,258,500
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	2,970,000
TOTAL NONCONVERTIBLE BONDS		69,972,972
TOTAL CORPORATE BONDS (Cost $171,163,475)		171,343,792
Common Stocks - 61.7%
	Shares
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.0%
Honda Motor Co. Ltd. sponsored ADR	12,000	389,640
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	45,400	1,025,132
Darden Restaurants, Inc.	34,100	1,640,210
McDonald's Corp.	173,200	15,667,672
Starbucks Corp.	29,000	1,119,980
		19,452,994
Media - 1.0%
Time Warner Cable, Inc.	86,000	5,633,000
Time Warner, Inc.	204,400	6,471,304
		12,104,304
Specialty Retail - 1.0%
Foot Locker, Inc.	81,300	1,696,731
Home Depot, Inc.	239,500	7,994,510
TJX Companies, Inc.	28,900	1,578,518
		11,269,759
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	27,300	$ 3,195,738
TOTAL CONSUMER DISCRETIONARY		46,412,435
CONSUMER STAPLES - 10.6%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR	21,100	1,165,986
Dr Pepper Snapple Group, Inc.	73,000	2,809,040
PepsiCo, Inc.	235,900	15,199,037
The Coca-Cola Co.	341,300	24,044,585
		43,218,648
Food & Staples Retailing - 0.4%
Sysco Corp.	77,400	2,161,782
Wal-Mart Stores, Inc.	51,900	2,761,599
		4,923,381
Food Products - 1.0%
Kraft Foods, Inc. Class A	341,100	11,945,322
Household Products - 3.3%
Colgate-Palmolive Co.	82,400	7,413,528
Kimberly-Clark Corp.	87,400	6,044,584
Procter & Gamble Co.	399,758	25,456,589
Reckitt Benckiser Group PLC	20,800	1,106,098
		40,020,799
Tobacco - 2.3%
Altria Group, Inc.	60,800	1,653,152
British American Tobacco PLC sponsored ADR	31,000	2,777,910
Imperial Tobacco Group PLC	78,131	2,590,588
Lorillard, Inc.	19,600	2,183,832
Philip Morris International, Inc.	261,018	18,093,768
		27,299,250
TOTAL CONSUMER STAPLES		127,407,400
ENERGY - 8.4%
Energy Equipment & Services - 0.3%
Ensco International Ltd. ADR	44,200	2,133,092
Transocean Ltd. (United States)	18,500	1,036,370
		3,169,462
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.1%
Atlas Pipeline Partners, LP	13,000	$ 395,460
Bonavista Energy Corp.	17,000	449,653
Chevron Corp.	287,400	28,426,734
Exxon Mobil Corp.	642,300	47,555,888
Legacy Reserves LP	15,800	435,448
Marathon Oil Corp.	189,400	5,098,648
Marathon Petroleum Corp.	93,450	3,463,257
Penn West Petroleum Ltd.	22,800	427,034
Royal Dutch Shell PLC Class A sponsored ADR	149,600	10,030,680
Targa Resources Corp.	12,600	375,984
Williams Companies, Inc.	35,900	968,941
		97,627,727
TOTAL ENERGY		100,797,189
FINANCIALS - 14.6%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	57,043	1,237,726
M&T Bank Corp.	23,200	1,764,824
		3,002,550
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	46,400	1,742,784
Insurance - 1.2%
ACE Ltd.	63,500	4,100,830
Axis Capital Holdings Ltd.	63,500	1,819,910
MetLife, Inc. unit (a)	33,300	2,173,491
The Travelers Companies, Inc.	95,900	4,839,114
Willis Group Holdings Pub Ltd. Co.	38,500	1,506,505
		14,439,850
Real Estate Investment Trusts - 12.8%
Acadia Realty Trust (SBI)	161,900	3,412,852
Alexandria Real Estate Equities, Inc.	91,700	6,676,677
AvalonBay Communities, Inc.	11,075	1,510,409
Boston Properties, Inc.	76,415	7,969,320
Brandywine Realty Trust (SBI)	37,152	369,291
Camden Property Trust (SBI)	23,764	1,587,910
CBL & Associates Properties, Inc.	236,069	3,472,575
Chesapeake Lodging Trust	176,163	2,258,410
DCT Industrial Trust, Inc.	264,900	1,194,699
Developers Diversified Realty Corp.	164,900	2,043,111
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DiamondRock Hospitality Co.	240,210	$ 1,859,225
Digital Realty Trust, Inc. (f)	79,684	4,761,119
Douglas Emmett, Inc.	206,886	3,732,223
Education Realty Trust, Inc.	378,700	3,408,300
Equity Residential (SBI)	96,247	5,888,391
Essex Property Trust, Inc.	49,432	7,095,964
Excel Trust, Inc.	82,055	883,732
Glimcher Realty Trust	199,331	1,696,307
HCP, Inc.	89,563	3,338,909
Health Care REIT, Inc.	34,975	1,782,326
Highwoods Properties, Inc. (SBI)	116,448	3,814,836
Host Hotels & Resorts, Inc.	105,373	1,246,563
Kimco Realty Corp.	85,829	1,519,173
Kite Realty Group Trust	145,834	625,628
Lexington Corporate Properties Trust	335,600	2,476,728
LTC Properties, Inc.	39,000	1,052,610
Mid-America Apartment Communities, Inc.	65,000	4,646,200
Omega Healthcare Investors, Inc.	116,263	2,110,173
Post Properties, Inc.	97,388	4,070,818
Prologis, Inc.	264,425	7,200,293
Public Storage	98,220	12,152,761
Sabra Health Care REIT, Inc.	36,600	427,671
Simon Property Group, Inc.	143,781	16,894,268
SL Green Realty Corp.	102,500	7,404,600
Stag Industrial, Inc.	58,500	629,460
Sunstone Hotel Investors, Inc. (a)	257,736	1,556,725
The Macerich Co.	90,377	4,432,088
Ventas, Inc.	229,555	12,276,601
Vornado Realty Trust	37,899	3,255,903
		152,734,849
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	41,100	546,219
The St. Joe Co. (a)	59,592	1,098,876
		1,645,095
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	68,800	808,400
TOTAL FINANCIALS		174,373,528
Common Stocks - continued
	Shares	Value
HEALTH CARE - 7.3%
Biotechnology - 0.3%
Amgen, Inc.	53,900	$ 2,986,330
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	117,300	1,889,703
Emeritus Corp. (a)	126,131	2,206,031
Sunrise Senior Living, Inc. (a)	106,404	789,518
		4,885,252
Pharmaceuticals - 6.6%
Abbott Laboratories	164,900	8,658,899
Bristol-Myers Squibb Co.	82,900	2,466,275
Eli Lilly & Co.	181,800	6,819,318
GlaxoSmithKline PLC sponsored ADR	124,850	5,347,326
Johnson & Johnson	336,644	22,151,175
Merck & Co., Inc.	76,590	2,536,661
Pfizer, Inc.	1,114,500	21,153,210
Roche Holding AG sponsored ADR	116,700	5,105,625
Sanofi-Aventis sponsored ADR	129,300	4,728,501
		78,966,990
TOTAL HEALTH CARE		86,838,572
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	107,400	5,134,794
Raytheon Co.	64,100	2,771,043
The Boeing Co.	120,600	8,063,316
United Technologies Corp.	63,000	4,677,750
		20,646,903
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	63,100	4,252,309
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc.	51,900	1,054,089
Republic Services, Inc.	98,300	2,984,388
The Geo Group, Inc. (a)	101,045	2,169,436
Waste Management, Inc.	56,400	1,863,456
		8,071,369
Electrical Equipment - 0.6%
Alstom SA	32,325	1,501,164
Emerson Electric Co.	123,800	5,762,890
		7,264,054
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.3%
3M Co.	97,900	$ 8,123,742
General Electric Co.	327,553	5,342,389
Siemens AG sponsored ADR	22,800	2,352,960
		15,819,091
Road & Rail - 0.3%
Norfolk Southern Corp.	48,900	3,309,552
TOTAL INDUSTRIALS		59,363,278
INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	15,900	669,231
IT Services - 0.6%
Accenture PLC Class A	34,700	1,859,573
Automatic Data Processing, Inc.	104,100	5,208,123
		7,067,696
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	92,800	3,064,256
Intel Corp.	222,600	4,480,938
Intersil Corp. Class A	466,000	5,233,180
Linear Technology Corp.	66,600	1,906,758
Microchip Technology, Inc. (f)	41,000	1,345,620
		16,030,752
Software - 2.7%
Microsoft Corp.	1,205,600	32,068,960
TOTAL INFORMATION TECHNOLOGY		55,836,639
MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	43,700	3,577,719
BASF AG sponsored ADR	15,800	1,125,118
E.I. du Pont de Nemours & Co.	133,900	6,463,353
		11,166,190
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	847,800	24,145,344
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	1,893,800	$ 4,971,193
TOTAL TELECOMMUNICATION SERVICES		29,116,537
UTILITIES - 3.9%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	180,800	6,984,304
Edison International	147,900	5,500,401
NextEra Energy, Inc.	122,700	6,959,544
Northeast Utilities	140,600	4,878,820
PPL Corp.	258,492	7,465,249
		31,788,318
Gas Utilities - 0.2%
ONEOK, Inc.	31,900	2,261,710
Multi-Utilities - 1.1%
National Grid PLC	265,500	2,675,561
PG&E Corp.	53,900	2,282,665
Public Service Enterprise Group, Inc.	89,600	3,058,048
Sempra Energy	89,200	4,684,784
		12,701,058
TOTAL UTILITIES		46,751,086
TOTAL COMMON STOCKS (Cost $703,152,809)		738,062,854
Preferred Stocks - 16.3%

Convertible Preferred Stocks - 5.2%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.6%
General Motors Co. 4.75%	178,000	7,096,860
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	2,044	1,938,203
TOTAL CONSUMER DISCRETIONARY		9,035,063
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp. 6.00%	12,900	749,619
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ATP Oil & Gas Corp.:
8.00% (g)	11,600	$ 923,650
Series B, 8.00%	25,800	2,054,325
		3,727,594
FINANCIALS - 2.1%
Commercial Banks - 0.5%
Wells Fargo & Co. 7.50%	6,290	6,547,701
Diversified Financial Services - 1.0%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (g)	290,400	2,699,268
AMG Capital Trust I 5.10%	23,800	1,036,788
Bank of America Corp. Series L, 7.25%	2,010	1,790,910
Citigroup, Inc. 7.50%	64,600	6,111,806
		11,638,772
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25%	65,800	1,428,518
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc. Series A, 1.95%	49,500	1,116,225
Health Care REIT, Inc. Series I, 6.50%	91,800	4,503,937
		5,620,162
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	2,700	101,520
12.00% (g)	1,000	37,600
		139,120
TOTAL FINANCIALS		25,374,273
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. 3.00% (a)	15,612	3,497,088
Health Care Providers & Services - 0.4%
HealthSouth Corp. Series A 6.50%	4,708	4,797,122
TOTAL HEALTH CARE		8,294,210
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	49,400	$ 2,880,638
MATERIALS - 0.5%
Metals & Mining - 0.5%
AngloGold Ashanti Holdings Finance PLC 6.00%	115,100	5,731,980
UTILITIES - 0.6%
Electric Utilities - 0.6%
PPL Corp. 8.75%	132,200	7,213,163
TOTAL CONVERTIBLE PREFERRED STOCKS		62,256,921
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
CBS Corp. 6.75%	65,000	1,666,600
Comcast Corp. 6.625%	28,660	741,148
Viacom, Inc. 6.85%	106,000	2,701,940
		5,109,688
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (g)	28	2,947,000
FINANCIALS - 8.2%
Capital Markets - 1.4%
BNY Capital V 5.95%	40,000	1,010,400
Deutsche Bank Contingent Capital Trust II 6.55%	91,000	2,003,820
Goldman Sachs Group, Inc.:
6.125%	120,000	2,952,000
Series C, 4.9931%	40,000	826,000
Series D,	200,000	4,086,000
JPMorgan Chase Capital XXVI 8.00%	77,000	1,995,070
Morgan Stanley Capital I Trust 6.60%	140,000	3,414,600
		16,287,890
Commercial Banks - 1.3%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,038,872
Series 4, 7.75%	91,800	2,227,986
BB&T Capital Trust VI 9.60%	49,000	1,319,570
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - continued
CoBank ACB 7.00% (g)	17,000	$ 714,000
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,232,813
HSBC Holdings PLC Series B, 8.00%	75,400	2,007,902
Keycorp Capital IX 6.75%	6,882	174,528
USB Capital XII 6.30%	88,361	2,240,835
Zions Bancorp. 11.00%	80,000	2,085,600
		15,042,106
Diversified Financial Services - 4.3%
Bank of America Corp.:
Series D, 6.204%	45,000	983,250
Series H, 8.20%	289,015	7,196,474
Citigroup Capital VIII 6.95%	162,008	3,969,196
Citigroup Capital XII 8.50%	451,000	11,550,110
Citigroup Capital XIII 7.875%	189,594	4,937,028
Deutsche Bank Capital Funding Trust VIII 6.375%	55,000	1,235,300
General Electric Capital Corp. 6.05%	40,000	1,011,200
GMAC Capital Trust I Series 2, 8.125%	224,184	4,786,328
GMAC LLC 7.00% (g)	16,540	12,322,300
JPMorgan Chase Capital XXIX 6.70%	155,000	3,960,250
		51,951,436
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	60,000	1,497,600
Real Estate Investment Trusts - 1.1%
CBL & Associates Properties, Inc. 7.375%	49,500	1,163,745
Hersha Hospitality Trust Series B, 8.00%	48,200	1,081,608
Public Storage:
Series M, 6.625%	50,000	1,277,500
Series P, 6.50%	80,000	2,116,000
Series R, 6.35%	31,600	793,160
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,089,905
Vornado Realty Trust Series E, 7.00%	40,000	1,024,000
		12,545,918
Thrifts & Mortgage Finance - 0.0%
Fannie Mae:
Series E, 5.10% (a)	27,562	82,686
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae: - continued
Series I, 5.375% (a)	5,000	$ 15,500
Series R, 7.65% (a)	40,000	75,200
		173,386
TOTAL FINANCIALS		97,498,336
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	482,500
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 6.375%	51,800	1,385,132
UTILITIES - 2.1%
Electric Utilities - 2.0%
Alabama Power Co.:
5.625%	67,300	1,779,244
6.45%	40,000	1,110,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,002,000
Duquesne Light Co. 6.50% (a)	66,050	3,170,400
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,583,400
Pacific Gas & Electric Co. Series D 5.00%	69,200	1,637,272
PPL Electric Utilities Corp. 6.25%	212,000	5,346,386
Southern California Edison Co.:
6.125%	35,000	3,526,250
Series C, 6.00%	32,500	3,188,049
Series D, 6.50%	12,500	1,251,500
		23,594,501
Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	10,205	1,004,784
TOTAL UTILITIES		24,599,285
TOTAL NONCONVERTIBLE PREFERRED STOCKS		132,021,941
TOTAL PREFERRED STOCKS (Cost $203,089,058)		194,278,862
Floating Rate Loans - 0.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (i)	$ 1,250,000	$ 1,175,000
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Asurion LLC term loan 9% 5/24/19 (i)	6,280,000	6,013,100
TOTAL FLOATING RATE LOANS (Cost $7,449,230)		7,188,100
Preferred Securities - 1.0%

FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% (g)(h)(i)	5,000,000	3,949,235
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	732,024
		4,681,259
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (h)(i)	6,250,000	6,878,180
TOTAL PREFERRED SECURITIES (Cost $11,509,419)		11,559,439
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	77,028,326	77,028,326
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,642,200	4,642,200
TOTAL MONEY MARKET FUNDS (Cost $81,670,526)		81,670,526
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,178,034,517)		1,204,103,573
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,854,098)
NET ASSETS - 100%		$ 1,196,249,475
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,293,500 or 5.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,963
Fidelity Securities Lending Cash Central Fund	33,706
Total	$ 68,669
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 60,557,186	$ 58,618,983	$ 1,938,203	$ -
Consumer Staples	130,354,400	127,407,400	2,947,000	-
Energy	104,524,783	101,546,808	2,977,975	-
Financials	297,246,137	270,341,734	26,904,403	-
Health Care	95,132,782	90,335,660	4,797,122	-
Industrials	62,726,416	59,363,278	3,363,138	-
Information Technology	55,836,639	55,836,639	-	-
Materials	16,898,170	16,898,170	-	-
Telecommunication Services	30,501,669	25,530,476	4,971,193	-
Utilities	78,563,534	48,300,981	30,262,553	-
Corporate Bonds	171,343,792	-	171,343,692	100
Floating Rate Loans	7,188,100	-	7,188,100	-
Preferred Securities	11,559,439	-	11,559,439	-
Money Market Funds	81,670,526	81,670,526	-	-
Total Investments in Securities:	$ 1,204,103,573	$ 935,850,655	$ 268,252,818	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $1,181,687,551. Net unrealized appreciation aggregated $22,416,022, of which $70,577,012 related to appreciated investment securities and $48,160,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011